Prepayment and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Prepayment and Other Current Assets, Net [Abstract]
Prepayment and other current assets, net
6.	Prepayment and other current assets, net

The following is a summary of prepayments and other current assets:

	December 31, 2024	December 31, 2025
	RMB	RMB
Procurement advance	—	165,270
Others	—	109
Less: provisions for prepayment and other current assets	—	—
Total prepayment and other current assets, net	—	165,379

The aforementioned prepayment mainly occurred as the company sought to enhance its profitability by exploring and experimenting with new methods such as live streaming and MCN business live streaming, in order to integrate with current new media. To better carry out the above-mentioned business, the company externally procured relevant equipment and systems.

Details of prepayments owed to the Company’s major suppliers are summarized in the table below.

No.	Counterparty	Nature of Goods/Services	Total Contract Value	Prepaid Amount
			RMB	RMB
1	Beijing Fanyi Trading Co., Ltd.	Live-streaming equipment and platform technical support	35,761	28,609
2	Hangzhou Guihang Trading Co., Ltd.	Computing power equipment	170,541	136,661
Total			206,302	165,270

As of the financial statements authorization date of May 8, 2026, the prepayment closing balance was RMB 165.3 million.